Share Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Share Capital

17.	Share Capital

Authorized capital

The Company’s authorized share capital consists of:

●	an unlimited number of common shares without par value; and

●	an unlimited number of preferred shares issuable in series.

Common shares

For the three months ended March 31, 2026:

●	On March 12, 2026, the Company issued 8,152,200 common shares to two investors for cash proceeds of $1,500,000. Warrants issued with the common shares with an issuance date fair value of $1,103,119 were netted against the gross proceeds, yielding net proceeds of $396,881.
●	On March 24, 2026, 135,206 common shares previously issued to an investor were returned to treasury for $30,742.

As of March 31, 2026, the Company had 265,964,990 common shares issued and outstanding.

For the three months ended March 31, 2025:

●	On January 13, 2025, the Company issued 1,858,032 common shares at an average price of CAD $0.6660 per share totaling $935,618 to the former shareholders of The Leaf at 73740 LLC.
●	On March 12, 2025, the Company issued 600,000 common shares for services, with a grant date fair value of $100,000.

Preferred shares

For the three months ended March 31, 2026:

●	On March 12, 2026, the Company issued 10,726,579 Series A-1 preferred shares to an investor in a private placement for aggregate gross proceeds of $3,000,000 (CAD $0.38 per share, determined using the Bank of Canada USD:CAD exchange rate published two business days prior to closing). The preferred shares have no par value and were issued under the authority in the Company’s articles to issue an unlimited number of preferred shares in series. Each preferred share is convertible, at the option of the holder at any time, into one common share of the Company at a conversion price of CAD $0.38 per common share, subject to customary adjustments. This conversion provision was determined to have an inception date fair value of $910,517, which was netted against the gross proceeds, yielding net proceeds of $2,089,483. At any time after the eighteen-month anniversary of issuance (September 12, 2027), the Company may cause all outstanding preferred shares to be converted into common shares at the conversion price then in effect, upon the occurrence of either (i) a change of control of the Company, or (ii) the 20-day volume-weighted average trading price of the common shares being at least CAD $0.70 during any 20-trading-day period following the eighteen-month anniversary. The preferred shares are entitled to cumulative dividends at a rate of 15% per annum, payable quarterly in arrears. Two-thirds of each dividend (equal to 10% per annum) is payable in cash, and one-third (equal to 5% per annum) is payable in kind in additional preferred shares. The Company may, on one or more occasions, defer the cash portion of a dividend payment until the next succeeding dividend payment date; however, if a cash dividend payment is deferred by more than 45 days, the full 15% per annum rate applies to the deferred cash portion (rather than 10%). In the event of a liquidation, dissolution or winding-up of the Company, holders of preferred shares are entitled to receive, in preference to holders of common shares, an amount equal to CAD $0.38 per preferred share plus any declared but unpaid dividends, before any distribution is made to common shareholders. Except as required by law, the preferred shares do not carry voting rights and holders of preferred shares are not entitled to vote at any shareholder meeting. Upon conversion, the resulting common shares carry the voting rights associated with common shares. The preferred shares are not redeemable at the option of either the holder or the Company. The preferred shares and the underlying conversion shares are subject to a four-month hold period under Canadian securities laws and CSE policies, and have not been and will not be registered under the U.S. Securities Act; they were issued in reliance on Section 4(a)(2) and/or Regulation D under the U.S. Securities Act. The Company has covenanted to use its best efforts, following expiry of the applicable hold periods, to register the conversion shares for sale on the Canadian Securities Exchange, or other similar exchange.

As of March 31, 2026, the Company had 10,726,579 Series A-1 preferred shares issued and outstanding.

Warrants

In August 2025, in connection with the equity issuance in Q3 2025, a total of 8,603,800 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$0.30 per share (USD $0.22) for a period of 24 months from the date of issuance. The Company recorded a derivative liability of $1,108,817 related to the issuance of these warrants during the year ended December 31, 2025.

In December 2025, in connection with the conversion of convertible debentures, a total of 60,155,339 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$0.30 per share (USD $0.22) for a period of 36 months from the date of issuance. The Company recorded a derivative liability of $7,708,258 related to the issuance of these warrants during the year ended December 31, 2025.

On February 27, 2026, the Company amended and restated a warrant to purchase common stock originally issued on May 25, 2023, reducing the exercise price from CAD $0.80 to CAD$0.30 per share and extending the exercise period by five years from February 27, 2026 to February 26, 2031.

In March 2026, in connection with the equity issuance in Q1 2026, a total of 8,152,200 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$0.30 per share (USD $0.22) for a period of 24 months from the date of issuance. The Company recorded a derivative liability of $1,103,118 related to the issuance of these warrants during the three months ended March 31, 2026.

The following table summarizes the warrants outstanding that remain outstanding as of March 31, 2026:

Expiration Date	Outstanding	Exercise Price
April 19, 2026	22,395,950	$1.10
August 19, 2026	2,742,519	$0.44
December 9, 2026	8,473,500	$0.29
December 15, 2026	2,341,600	$0.29
August 14, 2027	8,603,800	$0.22
March 19, 2028	8,152,200	$0.22
November 30, 2028	60,155,339	$0.22
February 26, 2031	5,687,500	$0.22
Total warrants outstanding	118,552,408

2019 Stock incentive plan

The omnibus 2019 stock incentive plan permits the Board of Directors of the Company to grant options to employees and non-employees to acquire common shares of the Company at fair market value on the date of approval by the Board of Directors. Vesting is determined on an award-by-award basis.

There were a total of 1,035,000 and 579,744 options granted during the three months ended March 31, 2026 and year ended December 31, 2025, respectively. As of March 31, 2026 and December 31, 2025, there were 13,077,060 and 12,042,060, respectively, options outstanding. For the three months ended March 31, 2026 and 2025, there was $6,577 and $234,668, respectively, of share-based compensation expense related to the 2019 stock incentive plan. For the three months ended March 31, 2026 and year ended December 31, 2025, there were 0 and 302,666 options exercised. All option exercises were on a cashless basis.

Stock option activity is summarized as follows:

	Number of Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance as of December 31, 2024	13,815,048	$0.39	4.21	$930,439
Granted	579,744	$0.19	9.06	$10,246
Exercised	(302,666)	$0.15	4.09	$18,160
Forfeited	(2,050,066)	$0.15	4.15	$62,440
Balance as of December 31, 2025	12,042,060	$0.38	3.35	$446,020
Granted	1,035,000	$0.20	9.90	$46,575
Balance as of March 31, 2026	13,077,060	$0.37	3.40	$690,905

The Company used the Black-Scholes Option Pricing model to estimate the fair value of the options granted during the three months ended March 31, 2026 and year ended December 31, 2025, using the following range of assumptions:

	March 31, 2026	December 31, 2025

Expected stock price volatility	156.19%	156.11% - 239.57%
Risk-free annual interest rate	3.71%	4.11% - 5.23%
Expected life (years)	6.5	1.5 – 9.8
Expected annual dividend yield	0.00%	0.00%

The following table summarizes the stock options that remain outstanding as of March 31, 2026:

Exercise Price (CAD$)	Date	Outstanding	Exercisable	Vesting Condition
$0.25	October 2026	300,000	141,667	One year vesting
$0.25	November 2026	300,000	300,000	One year vesting
$0.65	February 2029	12,548	12,548	One year vesting
$0.65	February 2029	76,009	76,009	Immediate vesting
$0.65	February 2029	2,560,083	2,560,083	Three year vesting
$0.65	February 2029	6,274	6,274	Immediate vesting
$0.65	February 2029	264,836	264,836	Immediate vesting
$0.65	July 2029	2,824,918	2,824,918	Immediate vesting
$0.15	October 2029	60,000	60,000	One year vesting
$0.15	November 2029	1,985,000	1,985,000	One year vesting
$0.15	November 2029	1,957,500	1,957,500	One year vesting
$0.01	October 2030	887,112	887,112	One year vesting
$1.05	October 2031	31,369	31,369	Immediate vesting
$0.15	July 2034	66,667	66,667	Immediate vesting
$0.15	July 2034	66,667	66,667	One year vesting
$0.15	July 2034	200,000	111,111	Three year vesting
$0.20	January 2035	443,077	443,077	One year vesting
$0.25	February 2035	1,035,000	28,750	Three year vesting
		13,077,060	11,823,588

Restricted Share Unit Plan

In December 2022, the Company formally adopted the Restricted Share Unit Plan (“RSU Plan”). The RSU Plan permits the Board of Directors of the Company to grant Restricted Share Units (“RSU’s”) to employees and non-employees to acquire common shares of the Company at fair market value on the date of approval by the Board of Directors. Vesting is determined on an award-by-award basis. The granted shares are not considered outstanding until exercised. During the three months ended March 31, 2026 and year ended December 31, 2025, 0 and 26,084,258 units were granted, 0 and 10,128,496 units were vested, 0 and 7,380 were forfeited, and 0 and 7,185,206 were exercised, respectively. For the three months ended March 31, 2026 and 2025, the Company recognized share-based compensation expense of $482,890 and $232,794, respectively, for units that were vested. The average grant-date fair value of the RSU’s during the year ended December 31, 2025 was $0.20.

Restricted share unit activity is summarized as follows:

	Number of Restricted Share Units	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life
Balance as of December 31, 2024	7,192,586	$0.17	4.73
Granted	26,084,258	$0.20	4.96
Exercised	(7,185,206)	$0.15	3.87
Forfeited	(7,380)	$0.15	3.87
Balance as of December 31, 2025	26,084,258	$0.20	4.96
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Balance as of March 31, 2026	26,084,258	$0.20	4.71

Reserves

Reserves includes accumulated foreign currency translation adjustments and the accumulated fair value of share-based compensation and warrants transferred from share-based payment reserve and warrant reserve upon cancellation or expiry of the share options and warrants.

18.	Share Capital

Authorized capital

The Company’s authorized share capital consists of:

●	an unlimited number of common shares without par value; and

●	an unlimited number of preferred shares issuable in series. No preferred shares are issued as of December 31, 2025.

Common shares

For the year ended December 31, 2025:

On January 13, 2025, the Company issued 1,858,031 common shares at an average price of $0.6660 CAD per share totaling $935,618 to the former shareholders of The Leaf at 73740 LLC. per the Membership Interest Purchase Agreement dated January 11, 2023.

On March 12, 2025, the Company issued 600,000 common shares for services, with a grant date fair value of $100,000 based on the closing price of the Company’s common shares at issuance.

On July 14, 2025, the Company issued 272,000 common shares for services, with a grant date fair value of $52,907 based on the closing price of the Company’s common shares at issuance.

On August 27, 2025, the Company issued 135,206 common shares for trade payables, with a grant date fair value of $30,472 based on the closing price of the Company’s common shares at issuance.

In December 2025, in connection with the conversion of convertible debentures, the Company issued 60,155,339 common shares and warrants valued at $16,919,368. The Company also issued 3,609,434 common shares in fulfillment of related party notes payable of $644,680. The total value of convertible debentures and related party notes payable converted into common shares was $17,564,048. The Company also issued 1,889,035 common shares for trade payables with a related party, with a grant date fair value of $337,400.

On December 1, 2025, the Company issued 593,219 common shares for services, with a grant date fair value of $95,458.

During the year ended December 31, 2025, there were 8,363,560 common shares issued for cash of $1,510,213, less transaction fees of $159,506 including cash fees and the fair value of broker warrants, and warrants valued at $1,108,817 which were netted against the proceeds.

For the year ended December 31, 2024:

On February 26, 2024, the Company issued 1,500,000 common shares for services, with a grant date fair value of $333,333.

During the year ended December 31, 2024, there were 12,635,058 common shares issued for cash of $2,277,759. This was reduced by warrants issued with a value of $1,230,226, which were classified as a derivative liability.

In June 2024, in connection with the conversion of convertible debentures, the Company issued 22,395,948 common shares and warrants valued at $7,083,853.

In July 2024, in connection with the Second Earn-Out Payment, the Company issued 17,491,400 common shares valued at $1,900,000.

In September 2024, in connection with the acquisition of the remaining non-controlling interest in Aya Biosciences, the Company issued 580,962 common shares valued at $3,649,489.

Warrants

In April 2024, in connection with the settlement of certain convertible debentures, a total of 22,395,948 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$1.50 per share (USD $1.00) for a period of 24 months from the date of issuance. The Company recorded a derivative liability of $824,427 related to the issuance of these warrants during the year ended December 31, 2024.

In August 2024, in connection with the equity issuance in 2024, a total of 2,742,521 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$0.60 per share (USD $0.42)   for a period of 24 months from the date of issuance. The Company recorded a derivative liability of $70,824 related to the issuance of these warrants during the year ended December 31, 2024.

In December 2024, in connection with the equity issuance in Q4 2024, a total of 10,815,100 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$0.40 per share (USD $0.29) for a period of 24 months from the date of issuance. The Company recorded a derivative liability of $1,159,402 related to the issuance of these warrants during the year ended December 31, 2024.

In August 2025, in connection with the equity issuance in Q3 2025, a total of 8,603,800 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$0.30 per share (USD $0.22) for a period of 24 months from the date of issuance. The Company recorded a derivative liability of $1,108,817 related to the issuance of these warrants during the year ended December 31, 2025.

In December 2025, in connection with the conversion of convertible debentures, a total of 60,155,339 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$0.30 per share (USD $0.22) for a period of 36 months from the date of issuance. The Company recorded a derivative liability of $7,708,258 related to the issuance of these warrants during the year ended December 31, 2025.

The following table summarizes the warrants outstanding that remain outstanding as December 31, 2025:

Expiration Date	Outstanding	Exercise Price
April 19, 2026	22,395,950	$1.10
August 19, 2026	2,742,519	$0.44
December 9, 2026	8,473,500	$0.29
December 15, 2026	2,341,600	$0.29
August 14, 2027	8,603,800	$0.22
May 24, 2028	5,687,500	$0.59
November 30, 2028	60,155,339	$0.22
Total warrants outstanding	110,400,208

2019 Stock incentive plan

The omnibus 2019 stock incentive plan permits the Board of Directors of the Company to grant options to employees and non-employees to acquire common shares of the Company at fair market value on the date of approval by the Board of Directors. Vesting is determined on an award-by-award basis.

There were a total of 579,744 and 6,180,833 options granted during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, there were 12,042,060 and 13,815,048, respectively, options outstanding. For the years ended December 31, 2025 and 2024, there was $967,579 and $428,108, respectively, of share-based compensation expense related to the 2019 stock incentive plan. For the years ended December 31, 2025 and 2024, there were 302,666 and 0 options exercised. All option exercises were on a cashless basis.

Stock option activity is summarized as follows:

	Number of Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance as of December 31, 2023	13,479,874	$0.72	4.46	$125,997
Granted	6,180,833	$0.16	3.86	$671,375
Forfeited	(5,845,659)	$0.96	4.68	$-
Balance as of December 31, 2024	13,815,048	$0.39	4.21	$930,439
Granted	579,744	$0.19	9.06	$10,246
Exercised	(302,666)	$0.15	4.09	$18,160
Forfeited	(2,050,066)	$0.15	4.15	$62,440
Balance as of December 31, 2025	12,042,060	$0.38	3.35	$446,020

The Company used the Black-Scholes Option Pricing model to estimate the fair value of the options granted during the years ended December 31, 2025 and 2024, using the following range of assumptions:

	December 31, 2025	December 31, 2024

Expected stock price volatility	156.11% - 239.57%	156.11% - 239.57%
Risk-free annual interest rate	4.11% - 5.23%	4.11% - 5.23%
Expected life (years)	1.5 – 9.8	1.5 – 6.5
Expected annual dividend yield	0.00%	0.00%

The following table summarizes the stock options that remain outstanding as of December 31, 2025:

Exercise Price (CAD$)	Date	Outstanding	Exercisable	Vesting Condition
$0.25	October 2026	300,000	116,667	One year vesting
$0.25	November 2026	300,000	300,000	One year vesting
$0.65	February 2029	12,548	12,548	One year vesting
$0.65	February 2029	76,009	76,009	Immediate vesting
$0.65	February 2029	2,560,083	2,560,083	Three year vesting
$0.65	February 2029	6,274	6,274	Immediate vesting
$0.65	February 2029	264,836	264,836	Immediate vesting
$0.65	July 2029	2,824,918	2,824,918	Immediate vesting
$0.15	October 2029	60,000	45,000	One year vesting
$0.15	November 2029	1,985,000	1,985,000	One year vesting
$0.15	November 2029	1,957,500	1,957,500	One year vesting
$0.01	October 2030	887,112	887,112	One year vesting
$1.05	October 2031	31,369	31,369	Immediate vesting
$0.15	July 2034	66,667	66,667	Immediate vesting
$0.15	July 2034	66,667	66,667	One year vesting
$0.15	July 2034	200,000	94,444	Three year vesting
$0.20	January 2035	443,077	406,154	One year vesting
		12,042,060	11,701,248

Restricted Share Unit Plan

In December 2022, the Company formally adopted the Restricted Share Unit Plan (“RSU Plan”). The RSU Plan permits the Board of Directors of the Company to grant Restricted Share Units (“RSU’s”) to employees and non-employees to acquire common shares of the Company at fair market value on the date of approval by the Board of Directors. Vesting is determined on an award-by-award basis. The granted shares are not considered outstanding until exercised. During the years ended December 31, 2025 and 2024, 26,084,258 and 6,939,253 units were granted, 10,128,496 and 1,330,852 units were vested, 7,380 and 0 were forfeited, and 7,185,206 and 0 were exercised, respectively. For the years ended December 31, 2025 and 2024, the Company recognized share-based compensation expense of $1,470,020 and $539,772, respectively, for units that were vested. The average grant-date fair value of the RSU’s during the years ended December 31, 2025 and 2024 was $0.20 and $0.15, respectively.

Restricted share unit activity is summarized as follows:

	Number of Restricted Share Units	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life
Balance as of December 31, 2023	253,333	$0.71	4.46
Granted	6,939,253	$0.15	4.79
Forfeited	-	$-	-
Balance as of December 31, 2024	7,192,586	$0.17	4.73
Granted	26,084,258	$0.20	4.96
Exercised	(7,185,206)	$0.15	3.87
Forfeited	(7,380)	$0.15	3.87
Balance as of December 31, 2025	26,084,258	$0.20	4.96

The Company used the Black-Scholes Option Pricing model to estimate the fair value of the restricted share units granted during the years ended December 31, 2024, using the following range of assumptions:

	December 31, 2025	December 31, 2024

Expected stock price volatility	168.89% - 203.71%	175.40% -190.53%
Risk-free annual interest rate	3.54% - 3.68%	4.10% - 4.20%
Expected life (years)	3.5- 5.5	2.5 – 3.0
Expected annual dividend yield	0.00%	0.00%

Reserves

Reserves includes accumulated foreign currency translation adjustments and the accumulated fair value of share-based compensation and warrants transferred from share-based payment reserve and warrant reserve upon cancellation or expiry of the share options and warrants.